UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	12-Nov-04

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	1,539,103

List of Other Included Managers:	NONE

					FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

AFFILIATED MANAGERS GROUP	COM	008252 10 8	     217	          4,045	SH		SOLE	NONE	         3,600	0	       445
AMERICAN INTL GROUP INC	COM	026874 10 7     78,148	  1,149,400	SH		SOLE	NONE	    915,465	0	233,935
BARR PHARMACEUTICALS INC	COM	068306 10 9	     201	          4,862	SH		SOLE	NONE	         4,300	0	       562
BERKSHIRE HATHAWAY INC DEL	CL A	084670 10 8	    780	                 9	SH		SOLE	NONE	                 9	0	            0
BEST BUY INC		COM	086516 10 1	98,842	  1,822,317	SH		SOLE	NONE	  1,458,074	0	364,243
CACI INTL INC		CL A	127190 30 4	      207	         3,920	SH		SOLE	NONE	          3,400	0	        520
CAPITAL ONE FINL CORP	COM	14040H 10 5	 82,136	  1,111,444	SH		SOLE	NONE	     890,605	0	220,839
COVANCE INC		COM	222816 10 0	      222	          5,565	SH		SOLE	NONE	          4,700	0	       865
DELL INC			COM	24702R 10 1	 88,469	  2,485,085	SH		SOLE	NONE	  1,992,238	0	492,847
DISNEY WALT CO		COM DISNEY	254687 10 6	 71,203	  3,157,580	SH		SOLE	NONE	  2,494,382	0	663,198
E TRADE FINANCIAL CORP	COM	269246 10 4	      183	       16,000	SH		SOLE	NONE	       14,100	0	    1,900
FIRST DATA CORP		COM	319963 10 4	 81,738	  1,879,034	SH		SOLE	NONE	  1,511,988	0	367,046
FISERV INC		COM	337738 10 8	 75,500	  2,165,796	SH		SOLE	NONE	  1,747,996	0	417,800
HOME DEPOT INC		COM	437076 10 2	 87,570	  2,233,918	SH		SOLE	NONE	  1,773,788	0	460,130
INTUIT			COM	461202 10 3	 75,467	  1,662,263	SH		SOLE	NONE	  1,361,031	0	301,232
JDS UNIPHASE CORP		COM	46612J 10 1	 47,114	13,980,273	SH		SOLE	NONE	11,502,402	0                        2,477,871
KOHLS CORP		COM	500255 10 4	 74,408	  1,544,059	SH		SOLE	NONE	  1,247,220	0	296,839
L-3 COMMUNICATIONS HLDGS INC	COM	502424 10 4	      213	          3,174	SH		SOLE	NONE	          2,800	0	        374
LSI LOGIC CORP		COM	502161 10 2	      150	        34,898	SH		SOLE	NONE	        33,400	0	     1,498
MICROCHIP TECHNOLOGY INC	COM	595017 10 4	 79,363	  2,956,888	SH		SOLE	NONE	  2,392,258	0	564,630
MONSTER WORLDWIDE INC	COM	611742 10 7	       231	          9,368	SH		SOLE	NONE	          8,600	0	        768
NOBLE ENERGY INC		COM	655044 10 5	       219	          4,864	SH		SOLE	NONE	          4,400	0	        464
PFIZER INC		COM	717081 10 3	  66,138	  2,161,368	SH		SOLE	NONE	  1,750,419	0	410,949
QUEST DIAGNOSTICS INC	COM	74834L 10 0	  95,448	  1,081,936	SH		SOLE	NONE	     849,812	0	232,124
SANDISK CORP		COM	80004C 10 1	       233	          7,985	SH		SOLE	NONE	         7,100	0	        885
SLM CORP		COM	78442P 10 6	  87,110	  1,953,139	SH		SOLE	NONE	  1,570,836	0	382,303
SUNCOR ENERGY INC		COM	867229 10 6	       219	          6,830	SH		SOLE	NONE	          5,800	0	    1,030
TARGET CORP		COM	87612E 10 6	  91,582	  2,023,905	SH		SOLE	NONE	  1,585,187	0	438,718
TEVA PHARMACEUTICAL INDS LTD	ADR	881624 20 9	  66,037	  2,544,782	SH		SOLE	NONE	  2,047,334	0	497,448
URBAN OUTFITTERS INC	COM	917047 10 2	       225	          6,544	SH		SOLE	NONE	          5,600	0	        944
WALGREEN CO		COM	931422 10 9	  82,513	  2,302,909	SH		SOLE	NONE	  1,848,091	0	454,818
WILLIAMS SONOMA INC		COM	969904 10 1	        211	          5,613	SH		SOLE	NONE	          5,000	0	        613
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	106,806	  1,750,628	SH		SOLE	NONE	  1,390,836	0	359,792